Change in Accounting Policy (Narrative) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 11,441	$ 10,150	$ 9,238
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity	$ 1,584	$ 1,348	$ 1,495